Income Tax (Tables)	12 Months Ended
Sep. 30, 2025
Income Tax [Abstract]
Schedule of Income Before Provision for Income Taxes Geographic Locations

Profit before income taxes is attributable to the following geographic locations for the years ended September 30:

	2025	2024	2023
Cayman Islands	$(10,515,251)	$(3,536,358)	$(67,027)
PRC	3,573,052	3,859,097	10,856,708
BVI	(36)	(35)	2
HK	(32)	(31)	(60)
Total profit before income taxes	$(6,942,267)	$322,673	$10,789,623

Schedule of Income Tax Provision

The components of the income tax provision were as follows:

	2025	2024	2023
Current tax provision
Cayman Islands	$-	$-	$-
PRC	1,651,139	2,119,225	4,240,039
BVI	-	-	-
HK	-	-	-
Total income tax provisions	$1,651,139	$2,119,225	$4,240,039

Schedule of Income Tax Provision Computed Based on PRC Statutory Income Tax Rate

Reconciliation of the differences between the income tax provision computed based on PRC statutory income tax rate and the Company’s actual income tax provision for the years ended September 30, 2025, 2024 and 2023 are as follows:

	2025	2024	2023
Income tax expense computed based on PRC statutory	$(1,735,567)	$80,668	$2,697,406
Deferred tax asset on unutilized tax losses not recognized	3,386,706	2,038,557	1,542,633
Total	$1,651,139	$2,119,225	$4,240,039

Schedule of Deferred Tax Assets, Net

The Company’s deferred tax assets, net was comprised of the following:

	2025	2024	2023
Net operating loss	$13,077,116	$7,482,013	$3,378,241
Deferred tax asset	$3,386,706	$2,038,557	$1,542,633
Valuation allowance	(3,386,706)	(2,038,557)	(1,542,633)
Total deferred tax assets, net	$-	$-	$-